Note 12 Financial assets at fair value through other comprehensive income (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income	€ 1,347,000,000	€ 1,100,000,000
Equity instruments Financial Assets At Fair Value Through Other Comprehensive Income	71,811,000,000	68,308,000,000
Loans and Advances Financial Assets At Fair Value Through Other Comprehensive Income	27,000,000	33,000,000
Financial assets at fair value through other comprehensive income	73,186,000,000	69,440,000,000
of which loss allowances of debt securities	€ (66,000,000)	€ (97,000,000)